RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 231,392,733	$ 216,578,285
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	248,157,729	235,086,316
Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	124,910,261	122,454,820
Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	36,909,133	37,432,342
Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	22,923,853	22,508,914
Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	63,414,482	52,690,240
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,056,736	1,006,844
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	230,335,997	215,571,441
Customer deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	175,491,421	164,359,451
Customer deposits | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	175,491,421	164,359,451
Checking accounts | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	42,449,701	39,708,169
Checking accounts | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	42,449,701	39,708,169
Time deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	77,941,864	70,741,972
Time deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,631,705	8,375,127
Time deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,954,834	26,030,729
Time deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,871,428	15,605,292
Time deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,483,897	20,730,824
Saving deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	59,352,759	57,443,560
Saving deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	59,352,759	57,443,560
Other deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	463,770	582,122
Other deposits | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	463,770	582,122
Financial obligations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	54,844,576	51,211,990
Financial obligations | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	54,844,576	51,211,990
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,239,796	6,813,329
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,819,104	6,813,329
Interbank and overnight funds | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,420,692
Leases contracts | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,036,520
Leases contracts | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	92,255
Leases contracts | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	122,866
Leases contracts | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	152,352
Leases contracts | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,669,047
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	17,756,122	22,183,396
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,211,662	1,665,739
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,877,570	8,779,185
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,215,999	4,490,249
Borrowing from banks and other | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,450,891	7,248,223
Long-term debt | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,830,344	24,432,925
Long-term debt | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	92,130	138,362
Long-term debt | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,244,776	904,752
Long-term debt | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,260,353	1,896,186
Long-term debt | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,233,085	21,493,625
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,693,999	4,336,693
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	119,662	145,712
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	751,027	578,545
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	388,785	423,122
Borrowing from development entities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,434,525	3,189,314
Other financial liabilities | Financial liabilities at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,368,186	7,847,649
Other financial liabilities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,997,412	6,884,154
Other financial liabilities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	240,030	896,154
Other financial liabilities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,306	67,042
Other financial liabilities | Financial liabilities at amortised cost, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,121,438	299
Derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	962,438	811,305
Derivatives | Trading derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	962,438	811,305
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	962,438	811,305
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	927,985	800,347
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	606,476	515,697
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	277,657	236,390
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,612	20,305
Derivatives | Trading derivatives | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18,240	27,955
Derivatives | Hedging derivative liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	94,298	195,539
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	94,298	195,539
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	96,683	196,154
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	73,625	182,849
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	19,681	6,587
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18	$ 6,718
Derivatives | Hedging derivative liabilities | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 3,359